Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature
23	Expenses by nature

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

	December 31, 2023	December 31, 2022	December 31, 2021
Employee expenses	(1,613,380)	(1,570,942)	(1,010,989)
Third-party services and other inputs	(131,197)	(120,742)	(65,023)
Short-term leases	(5,969)	(7,497)	(5,922)
Insurance	(12,243)	(15,045)	(3,214)
Travel expenses	(15,462)	(13,396)	(4,156)
Depreciation and amortization (a)	(93,213)	(94,558)	(48,354)
Training	(3,421)	(6,788)	(4,353)
Share-based compensation (b) (note 20)	(28,116)	(5,486)	(2,531)
Consulting	(2,540)	(18,480)	(9,177)
Impairment loss on trade receivables and contract assets	(1,556)	(329)	(497)
Impairment of intangible assets	-	-	(21,895)
Other post-acquisition expenses (c)	(2,645)	(25,650)	-
Other costs and expenses (d)	(38,248)	(34,879)	(23,663)
Total	(1,947,990)	(1,913,792)	(1,199,774)
Disclosed as:
Costs of services provided	(1,487,742)	(1,425,219)	(935,732)
Selling expenses	(173,643)	(163,871)	(89,654)
General and administrative expenses	(290,499)	(315,915)	(151,681)
Research and technological innovation expenses	-	-	(4)
Impairment loss on trade receivables and contract assets	(1,556)	(329)	(497)
Other income (expenses) net	5,450	(8,458)	(22,206)
Total	(1,947,990)	(1,913,792)	(1,199,774)

(a)	Depreciation and amortization include R$35,953 (R$40,968 as of December 31,2022 and R$31,884 as of December 31, 2021) classified as cost of services; R$11,727 (R$10,521 as of December 31,2022 and R$9,365 as of December 31, 2021) classified as general and administrative expenses, and R$45,533 (R$43,069 as of December 31, 2022 and R$7,105 as of December 31, 2021) of amortization of intangible assets acquired also classified as general and administrative expenses.
(b)	Share-based compensation includes R$13,842 (R$4,235 as of December 31, 2022 and R$1,930 as of December 31, 2021) classified as cost of services and R$14,274 (R$1,251 as of December 31, 2022 and R$600 as of December 31, 2021) as general and administrative expenses.
(c)	Other post-acquisition expenses mainly include the fair value adjustment on account payable for business acquired (R$4,863 as of December 31, 2023 and R$11,497 as of December 31,2022) and other income (expenses) related to the obligation of business acquired.
(d)	Other costs and expenses include mainly the restructuring expenses occurred in 2023 (R$20,997) in some subsidiaries acquired.

23.1	Other income (expenses), net

	December 31, 2023	December 31, 2022	December 31, 2021
Costs attributable to secondary offering	-	-	(2,220)
Impairment of intangible assets	-	-	(21,895)
Government grant	931	1,141	2,481
Fair value adjustment on accounts payable for business acquired	(4,863)	(11,497)	-
Other(a)	9,382	1,898	(572)
Total	5,450	(8,458)	(22,206)

(a)	Refers mainly to: (i) in 2023, a reversal of provision relative to the re-imposition of Social Security Contribution on Gross Revenue in Brazil (R$2,866), other revenue related to the Brazilian Incentive Food Program (R$ 2,277) and a reversal of bonus retention (R$ 1,666); (ii) in 2022, the recognition of research and development tax credit (R$ 2,439); and (iii) in 2021, it comprises miscellaneous expenses.